Cover	Jan. 16, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 16, 2026
Entity File Number	001-42977
Entity Registrant Name	SC II Acquisition Corp.
Entity Central Index Key	0002076739
Entity Tax Identification Number	98-1876716
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	575 Fifth Avenue
Entity Address, Address Line Two	14th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	646
Local Phone Number	257-4214
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one right
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one right
Trading Symbol	SCIIU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	SCII
Security Exchange Name	NASDAQ
Rights, each right entitling the holder to receive one-fifth (1/5) of one Class A ordinary share upon the consummation of the initial business combination
Title of 12(b) Security	Rights, each right entitling the holder to receive one-fifth (1/5) of one Class A
Trading Symbol	SCIIR
Security Exchange Name	NASDAQ